Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business

1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

SeaWorld Entertainment, Inc., through its wholly-owned subsidiary, SeaWorld Parks & Entertainment, Inc. (“SEA”) (collectively, the “Company”), owns and operates eleven theme parks within the United States. The Company is majority owned by ten limited partnerships (the “Partnerships”), ultimately owned by affiliates of The Blackstone Group L.P. (“Blackstone”) and certain co-investors. On April 24, 2013, the Company completed an initial public offering in which it sold 10,000,000 shares of common stock and the selling stockholders of the Company sold 19,900,000 shares of common stock, including 3,900,000 shares pursuant to the exercise in full of the underwriters’ over-allotment option. The offering generated net proceeds of approximately $245,400 to the Company after deducting underwriting discounts and commissions, expenses and transaction costs. The Company did not receive any proceeds from shares sold by the selling stockholders. See further discussion in Note 12-Stockholders’ Equity.

The Company operates SeaWorld theme parks in Orlando, Florida; San Antonio, Texas; and San Diego, California, and Busch Gardens theme parks in Tampa, Florida, and Williamsburg, Virginia. The Company operates water park attractions in Orlando, Florida (Aquatica); San Diego, California (Aquatica), Tampa, Florida (Adventure Island), and Williamsburg, Virginia (Water Country USA). The Company also operates a reservations-only attraction offering interaction with marine animals (Discovery Cove) and a seasonal park in Langhorne, Pennsylvania (Sesame Place).

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes for the year ended December 31, 2012 included in this prospectus. The unaudited condensed consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date.

In the opinion of management, such unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the year ending December 31, 2013 or any future period due to the seasonal nature of the Company’s operations. Based upon historical results, the Company typically generates its highest revenues in the second and third quarters of each year and incurs a net loss in the first and fourth quarters, in part because six of its theme parks are only open for a portion of the year.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including SEA. All intercompany accounts have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions include, but are not limited to, the accounting for self-insurance, deferred tax assets, deferred revenue, equity compensation and the valuation of goodwill and other indefinite-lived intangible assets. Actual results could differ from those estimates.

1. DESCRIPTION OF THE BUSINESS

SeaWorld Entertainment, Inc. through its wholly-owned subsidiary SeaWorld Parks & Entertainment, Inc. (“SEA”) (collectively, the “Company”), owns and operates ten theme parks within the United States. The Company is owned by ten limited partnerships (the “Partnerships”), owned by affiliates of The Blackstone Group L.P. (“Blackstone”) and certain co-investors. Prior to December 1, 2009, the Company did not have any operations. On December 1, 2009, the Company acquired all of the outstanding equity interests of Busch Entertainment LLC and affiliates (the “Predecessor”) from Anheuser-Busch Companies, Inc. and Anheuser-Busch InBev SA/NV (“A-B/InBev”). See Note 4. The Company operates SeaWorld theme parks in Orlando, Florida; San Antonio, Texas; and San Diego, California, and Busch Gardens theme parks in Tampa, Florida, and Williamsburg, Virginia. The Company operates water park attractions in Orlando, Florida (Aquatica); Tampa, Florida (Adventure Island), and Williamsburg, Virginia (Water Country USA). The Company also operates a reservations-only attraction offering interaction with marine animals (Discovery Cove) and a seasonal park in Langhorne, Pennsylvania (Sesame Place).

During the years ended December 31, 2012, 2011 and 2010, approximately 55%, 56% and 56% of the Company’s revenues were generated in the State of Florida, respectively.